Equity - Schedule of warrants outstanding and exercisable (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Equity, Attributable to Parent [Abstract]
Number of warrants outstanding, beginning balance	5,243,727	3,573,727
Granted		3,220,000
Expired		(1,550,000)
Reclassified to warrant liability	(5,243,727)
Number of warrants outstanding, ending balance	0	5,243,727
Weighted average exercise price, beginning balance	$ 15.2	$ 22.92
Weighted average exercise price, granted		5.89
Weighted average exercise price, expired		13.69
Weighted average exercise price, reclassified to warrant liability	(15.2)
Weighted average exercise price, ending balance	$ 0	$ 15.2